SIGNIFICANT RISKS AND UNCERTAINTIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 28,962	$ 22,311